Ardian Access LLC
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2025

Investments	Geographic Region	Shares	Cost	Fair Value	% of Net Assets	Unrealized Appreciation / (Depreciation) from Investments
PRIVATE FUNDS (e) - 38.3%
Altor Fund IV (No. 2) AB (a)(d)(f)	Europe		$ 6,549,925	$ 8,135,761	2.9%	$ 1,585,836
Altor Fund V (No. 1) AB (a)(c)(f)	Europe		159,512	199,616	0.1	40,104
Altor Fund V (No. 2) AB (a)(d)(f)	Europe		1,435,765	1,796,747	0.6	360,982
Berkshire Fund IX, L.P. (a)(c)(f)	North America		149,260	186,930	0.1	37,670
Berkshire Fund IX-A, L.P. (a)(d)(f)	North America		14,769,159	18,497,072	6.7	3,727,913
Genstar Capital Partners X, L.P. (a)(c)(d)(f)	North America		10,115,661	11,514,271	4.1	1,398,610
Golden Gate Capital Opportunity Fund-A, L.P. (a)(d)(f)	North America		16,728,179	21,599,339	7.8	4,871,160
Providence Equity Partners VIII L.P. (a)(c)(f)	North America		14,587,073	17,348,555	6.2	2,761,482
Sovereign Capital IV Limited Partnership (a)(d)(f)	Europe		8,940,502	10,826,755	3.9	1,886,253
TowerBrook Investors IV (Onshore), L.P. (a)(d)(f)	Europe		2,627,594	2,460,109	0.9	(167,485)
TowerBrook Investors IV (OS), L.P. (a)(d)(f)	Europe		366,827	347,159	0.1	(19,668)
TowerBrook Investors V (Onshore), L.P. (a)(c)(f)	North America		293,850	270,892	0.1	(22,958)
TowerBrook Investors V (TE), L.P. (a)(d)(f)	North America		14,381,152	13,254,062	4.8	(1,127,090)
TOTAL PRIVATE FUNDS			$ 91,104,459	$ 106,437,268	38.3%	$ 15,332,809

SHORT TERM INVESTMENTS - 56.1%
MONEY MARKET FUNDS - 56.1%
BlackRock Liquidity Funds FedFund - Institutional Class, 4.22% (b)	North America	39,000,000	39,000,000	39,000,000	14.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.27% (b)	North America	39,000,000	39,000,000	39,000,000	14.0
Goldman Sachs Financial Square Government Fund - Institutional Class, 4.22% (b)	North America	39,000,000	39,000,000	39,000,000	14.0
JPMorgan US Government Money Market Fund - Institutional Class, 4.25% (b)	North America	39,000,000	39,000,000	39,000,000	14.0
TOTAL SHORT TERM INVESTMENTS			$ 156,000,000	$ 156,000,000	56.1%

TOTAL INVESTMENTS - 94.4% (Cost - $247,104,459)				$ 262,437,268
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%				15,555,467
NET ASSETS - 100.0%				$ 277,992,735

(a)	Securities are restricted to resale.
(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2025.
(c)	All or a portion the investment is a holding of AA Blocker LLC, a wholly-owned subsidiary of the Fund.
(d)	All or a portion the investment is a holding of AA Holdco LLC, a wholly-owned subsidiary of the Fund.
(e)	The Fund is not able to obtain complete underlying investment holdings details on each of the Underlying Funds to determine if the Fund's proportional, aggregated, indirect share of any investments held by the Fund exceeds 5% of net assets of the Fund as of June 30, 2025. The Underlying Funds may include investments of the indicated fund along with any combined affiliated partnerships.
(f)	The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.